Interest Expense - Schedule of Interest Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Interest Expense [Abstract]
Interest on indebtedness	$ 232,766	$ 227,411	$ 252,257
Interest on significant financing component	12,296	13,834	15,713
Interest on leases, net	2,107	1,518	1,523
Interest on satellite performance incentive payments	934	1,144	1,464
Interest on employee benefit plans	(1,068)	(150)	(607)
Capitalized interest	(29,366)
Interest expense	$ 217,669	$ 243,757	$ 270,350